Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Loss for the period	$ (1,887,757)	$ (638,669)
Non-working capital adjustments:
Finance expense	1,883	2,676
Share-based compensation	18,316	167,067
Depreciation	6,741	17,838
Shares issued for services	83,746
Unrealized foreign exchange loss	162,018	101,095
Working capital adjustments:
Change in amount receivables	90,313	38,747
Change in trade payables and accrued liabilities	96,614	141,606
Change in deferred revenue	(197,961)	(2,586)
Change in prepaid expenses	379,606	(152,391)
Change in benefits to employees	(2,180)	(4,709)
Net cash used in operating activities	(1,248,661)	(329,326)
Investing activities:
Purchase of property and equipment	(2,344)	(656,659)
Disposal of property and equipment		1,500
Investment in intangible assets	(287,023)	(509,779)
Net cash used in investing activities	(289,367)	(1,164,938)
Financing activities:
Proceeds from exercise of stock options		123,000
Proceeds from private placements		40,983
Proceeds (repayment of) from long term loan	(23,063)	(23,174)
Net cash provided by (used in) financing activities	(23,063)	140,809
Net Decrease in cash	(1,561,091)	(1,353,455)
Effect of foreign exchange rate changes	(39,755)	(124,030)
Cash at beginning of period	2,392,871	5,509,984
Cash at end of period	$ 792,025	$ 4,032,499